Leases - Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
2020 (excluding the six months ended June 30, 2020), Finance leases	$ 73
2020 (excluding the six months ended June 30, 2020), Operating leases	114
2021, Finance leases	163	$ 260
2021, Operating leases	460	438
2022, Finance leases	11	163
2022, Operating leases	463	449
2023, Finance leases		11
2023, Operating leases	472	461
2024, Finance leases
2024, Operating leases	484	472
Thereafter, Finance leases
Thereafter, Operating leases	420
Total lease payments, Finance leases	247	434
Total lease payments, Operating leases	2,413	2,724
Less: future interest expense, Finance leases	(11)	(30)
Less: future interest expense, Operating leases	(422)	(539)
Lease liabilities, Finance leases	236	404
Lease liabilities, Operating leases	$ 1,991	$ 2,185